Segment Reporting - Schedule of Customer Revenue Recognition (External Revenue) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		$ 530,258	$ 603,394	$ 590,557
Contribution margin	[1]	80,819	114,891	147,632
Administrative expenses		122,970	98,279	104,686
Finance expenses		30,601	26,123	(37,926)
Other expenses		22,413	(27,454)	27,622
Income (loss) before tax		(95,165)	17,943	53,250
Inter- segment eliminations [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(156,463)	(179,646)	(187,354)
Contribution margin	[1]	10,578	28,017	(5,511)
Finance expenses
Other expenses
Income (loss) before tax		10,578	28,017	(5,511)
External [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		373,795	423,748	403,203
Contribution margin	[1]	91,397	142,908	142,121
Administrative expenses		122,970	98,279	104,686
Finance expenses		30,601	26,123	(37,926)
Other expenses		22,413	(27,454)	27,622
Income (loss) before tax		(84,587)	45,960	47,739
NextGel [Member] | Total [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		221,707	243,035	253,467
Contribution margin	[1]	43,738	50,138	66,752
NextGel [Member] | Inter- segment eliminations [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(98,753)	(120,061)	(131,100)
Contribution margin	[1]	4,200	(3,791)	(14,307)
NextGel [Member] | External [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		122,954	122,974	122,367
Contribution margin	[1]	47,938	46,347	52,445
Procaps Colombia [Member] | Total [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		139,520	148,270	145,275
Contribution margin	[1]	47,353	43,575	44,594
Procaps Colombia [Member] | Inter- segment eliminations [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(334)	(404)	(2,985)
Contribution margin	[1]	(1,439)	14	156
Procaps Colombia [Member] | External [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		139,186	147,866	142,290
Contribution margin	[1]	45,914	43,589	44,750
CAN [Member] | Total [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		58,559	75,663	77,306
Contribution margin	[1]	3,181	13,029	18,681
CAN [Member] | Inter- segment eliminations [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(22,854)	(24,165)	(22,461)
Contribution margin	[1]	1,068	(175)	(1,861)
CAN [Member] | External [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		35,705	51,498	54,845
Contribution margin	[1]	4,249	12,854	16,820
CASAND [Member] | Total [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		65,906	96,324	80,043
Contribution margin	[1]	(8,779)	27,081	14,602
CASAND [Member] | Inter- segment eliminations [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(17,262)	(17,108)	(17,062)
Contribution margin	[1]	3,761	16,735	14,869
CASAND [Member] | External [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		48,644	79,216	62,981
Contribution margin	[1]	(5,018)	43,816	29,471
Diabetrics [Member] | Total [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		44,566	40,102	34,466
Contribution margin	[1]	4,356	212	2,965
Administrative expenses
Finance expenses
Other expenses
Diabetrics [Member] | Inter- segment eliminations [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(17,260)	(17,908)	(13,746)
Contribution margin	[1]	533	(969)	116
Administrative expenses
Finance expenses
Other expenses
Diabetrics [Member] | External [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		27,306	22,194	20,720
Contribution margin	[1]	4,889	(757)	3,081
Administrative expenses
Finance expenses
Other expenses
Corporate [Member] | Total [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue
Contribution margin	[1]	(9,030)	(19,144)	38
Administrative expenses		122,970	98,279	104,686
Finance expenses		30,601	26,123	(37,926)
Other expenses		22,413	(27,454)	27,622
Corporate [Member] | Inter- segment eliminations [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue
Contribution margin	[1]	2,455	16,203	(4,484)
Finance expenses
Other expenses
Corporate [Member] | External [Member]
Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue
Contribution margin	[1]	(6,575)	(2,941)	(4,446)
Administrative expenses		122,970	98,279	104,686
Finance expenses		30,601	26,123	(37,926)
Other expenses		$ 22,413	$ (27,454)	$ 27,622

[1]	Contribution Margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.